Convertible Debentures (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Debentures
Schedule of Fair Value Assumptions of Conversion Features

The fair value of the conversion features was determined based on the Black-Scholes Option Pricing Model using the following weighted average assumptions:

2020
Risk-free interest rate	0.13%
Expected life (years)	1.01
Expected volatility	228%
Dividend yield	0%

Schedule of Convertible Debt and Embedded Derivative Conversion

A continuity of convertible debt and the embedded derivative conversion feature for the year ended December 31, 2022 is as follows:

	Host debt instrument	Embedded conversion feature	Total

Balance, January 1, 2021	11,027	80,342	91,369
Accretion	19,943	-	19,943
Conversion	(30,970)	(80,342)	(111,312)
Balance, December 31, 2021 & December 31, 2022	$-	$-	$-

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)